Note 7 - Derivative Liabilities - Derivative Liability Value Assumptions (Details) - Derivative Financial Instruments, Liabilities [Member]	Mar. 10, 2023	Sep. 30, 2022	Sep. 30, 2021
Measurement Input, Share Price [Member] | Series F Warrant Derivative [Member]
Derivative Liability, Measurement Input			0.12
Measurement Input, Share Price [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input			0.12
Measurement Input, Share Price [Member] | Series G Warrant [Member]
Derivative Liability, Measurement Input	4.10	140.00
Measurement Input, Share Price [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		80.00	0.12
Measurement Input, Exercise Price [Member] | Series F Warrant Derivative [Member]
Derivative Liability, Measurement Input			150.00
Measurement Input, Exercise Price [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input		140.00	140.00
Measurement Input, Exercise Price [Member] | Series G Warrant [Member]
Derivative Liability, Measurement Input	140.00
Measurement Input, Exercise Price [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		80.00	80.00
Measurement Input, Price Volatility [Member] | Series F Warrant Derivative [Member]
Derivative Liability, Measurement Input			0.9028
Measurement Input, Price Volatility [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input		1.3297	0.8740
Measurement Input, Price Volatility [Member] | Series G Warrant [Member]
Derivative Liability, Measurement Input	1.7941
Measurement Input, Price Volatility [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		1.2250	0.8659
Measurement Input, Risk Free Interest Rate [Member] | Series F Warrant Derivative [Member]
Derivative Liability, Measurement Input			0.0004
Measurement Input, Risk Free Interest Rate [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input		0.0405	0.0019
Measurement Input, Risk Free Interest Rate [Member] | Series G Warrant [Member]
Derivative Liability, Measurement Input	0.0491
Measurement Input, Risk Free Interest Rate [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		0.0414	0.0041
Measurement Input, Expected Dividend Rate [Member] | Series F Warrant Derivative [Member]
Derivative Liability, Measurement Input			0
Measurement Input, Expected Dividend Rate [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input		0	0
Measurement Input, Expected Dividend Rate [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		0	0
Measurement Input, Inception Discount Rate [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input		0
Measurement Input, Inception Discount Rate [Member] | Series G Warrant [Member]
Derivative Liability, Measurement Input	0
Measurement Input, Inception Discount Rate [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		0
Measurement Input, Expected Term [Member] | Series F Warrant Derivative [Member]
Derivative Liability, Measurement Input			0.0034
Measurement Input, Expected Term [Member] | Series G Warrant Derivative [Member]
Derivative Liability, Measurement Input		0.69	0.0170
Measurement Input, Expected Term [Member] | Series G Warrant [Member]
Derivative Liability, Measurement Input	0.24
Measurement Input, Expected Term [Member] | Series H Warrant Derivative [Member]
Derivative Liability, Measurement Input		1.57	0.0258